Income Taxes - Schedule of Effective Tax Rate and the Federal Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Pretax income (loss), percentage	21.00%	21.00%
Pretax income (loss), amount	$ (6,588)	$ (1,941)
State Tax, net of federal benefit, percentage		14.57%
State Tax, net of federal benefit, amount		$ (1,347)
State tax, net of federal benefit
California, percentage	4.49%
California, amount	$ (1,409)
Permanent differences
Stock-based compensation, percentage	(0.60%)
Stock-based compensation, amount	$ 187
Transaction costs, percentage	(9.70%)
Transaction costs, amount	$ 3,041
Unrealized gain on warranty liability, percentage	0.60%
Unrealized gain on warranty liability, amount	$ (188)
Other permanent differences, percentage	(0.02%)	(0.06%)
Other permanent differences, amount	$ 5	$ 6
Prior year true-up on deferred taxes, percentage	2.21%	0.32%
Prior year true-up on deferred taxes, amount	$ (694)	$ (30)
Tax credits
Research and development tax credits, percentage	(0.37%)
Research and development tax credits, amount	$ 117
Change of valuation allowance, percentage	(17.61%)	(35.83%)
Change of valuation allowance, amount	$ 5,529	$ 3,312
Other, percentage
Other, amount
Effective income tax rate, percentage
Effective income tax rate, amount